Consolidated Statement of Changes in Stockholders' Equity (FY) - USD ($) $ in Thousands	Total	Convertible Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance, beginning of period at Dec. 31, 2017	$ 330,660	$ 1	$ 606	$ 534,683	$ (444)	$ (204,186)
Balance, beginning of period (in shares) at Dec. 31, 2017		50,000	60,782,000
Common stock issued through distribution reinvestment plan	20,693		$ 24	20,669
Common stock issued through distribution reinvestment plan (in shares)			2,397,000
Distributions declared	(36,634)					(36,634)
Common stock redemptions	(15,877)		$ (18)	(15,859)
Common stock redemptions (in shares)			(1,800,000)
Designated derivatives, fair value adjustment	65				65
Net loss	(35,441)					(35,441)
Balance, end of period at Dec. 31, 2018	$ 263,466	$ 1	$ 612	539,493	(379)	(276,261)
Balance, end of period (in shares) at Dec. 31, 2018	61,378,367	50,000	61,379,000
Common stock issued through distribution reinvestment plan	$ 4,864		$ 6	4,858
Common stock issued through distribution reinvestment plan (in shares)			570,000
Distributions declared	(6,132)					(6,132)
Common stock redemptions	(5,953)		$ (7)	(5,946)
Common stock redemptions (in shares)			(664,000)
Designated derivatives, fair value adjustment	32				32
Net loss	11,697					11,697
Balance, end of period at Mar. 31, 2019	267,974	$ 1	$ 611	538,405	(347)	(270,696)
Balance, end of period (in shares) at Mar. 31, 2019		50,000	61,285,000
Balance, beginning of period at Dec. 31, 2018	$ 263,466	$ 1	$ 612	539,493	(379)	(276,261)
Balance, beginning of period (in shares) at Dec. 31, 2018	61,378,367	50,000	61,379,000
Designated derivatives, fair value adjustment	$ 82
Net loss	3,588
Balance, end of period at Jun. 30, 2019	243,232	$ 1	$ 599	527,779	(297)	(284,850)
Balance, end of period (in shares) at Jun. 30, 2019		50,000	60,011,000
Balance, beginning of period at Dec. 31, 2018	$ 263,466	$ 1	$ 612	539,493	(379)	(276,261)
Balance, beginning of period (in shares) at Dec. 31, 2018	61,378,367	50,000	61,379,000
Common stock issued through distribution reinvestment plan	$ 14,724		$ 18	14,706
Common stock issued through distribution reinvestment plan (in shares)			1,754,000
Distributions declared	(24,358)					(24,358)
Common stock redemptions	(25,765)		$ (30)	(25,735)
Common stock redemptions (in shares)			(3,038,000)
Designated derivatives, fair value adjustment	190				190
Net loss	(11,944)					(11,944)
Balance, end of period at Dec. 31, 2019	$ 216,313	$ 1	$ 600	528,464	(189)	(312,563)
Balance, end of period (in shares) at Dec. 31, 2019	60,094,623	50,000	60,095,000
Balance, beginning of period at Mar. 31, 2019	$ 267,974	$ 1	$ 611	538,405	(347)	(270,696)
Balance, beginning of period (in shares) at Mar. 31, 2019		50,000	61,285,000
Common stock issued through distribution reinvestment plan	3,308		$ 4	3,304
Common stock issued through distribution reinvestment plan (in shares)			397,000
Distributions declared	(6,045)					(6,045)
Common stock redemptions	(13,946)		$ (16)	(13,930)
Common stock redemptions (in shares)			(1,671,000)
Designated derivatives, fair value adjustment	50				50
Net loss	(8,109)					(8,109)
Balance, end of period at Jun. 30, 2019	243,232	$ 1	$ 599	527,779	(297)	(284,850)
Balance, end of period (in shares) at Jun. 30, 2019		50,000	60,011,000
Balance, beginning of period at Dec. 31, 2019	$ 216,313	$ 1	$ 600	528,464	(189)	(312,563)
Balance, beginning of period (in shares) at Dec. 31, 2019	60,094,623	50,000	60,095,000
Common stock issued through distribution reinvestment plan	$ 3,131		$ 4	3,127
Common stock issued through distribution reinvestment plan (in shares)			371,000
Common stock redemptions	(1,225)		$ (2)	(1,223)
Common stock redemptions (in shares)			(140,000)
Designated derivatives, fair value adjustment	73				73
Net loss	(7,926)					(7,926)
Balance, end of period at Mar. 31, 2020	210,355	$ 1	$ 602	530,368	(116)	(320,500)
Balance, end of period (in shares) at Mar. 31, 2020		50,000	60,326,000
Balance, beginning of period at Dec. 31, 2019	$ 216,313	$ 1	$ 600	528,464	(189)	(312,563)
Balance, beginning of period (in shares) at Dec. 31, 2019	60,094,623	50,000	60,095,000
Common stock issued through distribution reinvestment plan	$ 3,131
Designated derivatives, fair value adjustment	75
Net loss	(14,789)
Balance, end of period at Jun. 30, 2020	$ 202,406	$ 1	$ 601	529,281	(114)	(327,363)
Balance, end of period (in shares) at Jun. 30, 2020	60,206,508	50,000	60,206,000
Balance, beginning of period at Mar. 31, 2020	$ 210,355	$ 1	$ 602	530,368	(116)	(320,500)
Balance, beginning of period (in shares) at Mar. 31, 2020		50,000	60,326,000
Common stock redemptions	(1,088)		$ (1)	(1,087)
Common stock redemptions (in shares)			(120,000)
Designated derivatives, fair value adjustment	2				2
Net loss	(6,863)					(6,863)
Balance, end of period at Jun. 30, 2020	$ 202,406	$ 1	$ 601	$ 529,281	$ (114)	$ (327,363)
Balance, end of period (in shares) at Jun. 30, 2020	60,206,508	50,000	60,206,000